Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Aug. 16, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares	$ 0.05
Dividends declared | $	$ 3.7